SHARE CAPITAL (Details 2) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred stock outstanding, beginning balance	1,290,450	623,701
Deferred stock, issued	187,745	666,749
Deferred stock outstanding, ending balance	1,478,195	1,290,450